EMPLOYEE BENEFIT PLANS - Estimated Future Benefit Payments (Details) $ in Millions	Dec. 31, 2015 USD ($)
Foreign Pension Benefits
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2016	$ 2.2
2017	2.6
2018	2.7
2019	2.6
2020	2.8
Subsequent five years	12.6
Domestic Pension Benefits
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2016	65.9
2017	0.0
2018	0.0
2019	0.0
2020	6.5
Subsequent five years	0.0
Domestic Postretirement Benefits
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2016	0.1
2017	0.1
2018	0.1
2019	0.1
2020	0.1
Subsequent five years	$ 0.6